AIG Consumer Insurance 2919 Allen Parkway Houston, Texas 77019 www.aig.com Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 1266 nori.gabert@valic.com	VIA EDGAR May 1, 2015 Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re: SunAmerica Series Trust
File Numbers 33-52742 and 811-07238
CIK Number 0000892538

Commissioners:

On behalf of SunAmerica Series Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus for the Portfolios listed in Appendix A and the Statements of Additional Information for all Portfolios listed in Appendix B, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A on April 24, 2015. That Post-Effective Amendment became effective on May 1, 2015, pursuant to Rule 485(b) under the 1933 Act. The Portfolios listed in Appendix C had changes to their prospectus and a filing pursuant to 497(c) will be filed on May 1, 2015.

Please direct any questions to the undersigned at 713.831.5165.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert
Associate General Counsel and Vice President

Enclosures

APPENDIX A

American Funds® Growth SAST Portfolio
American Funds® Global Growth SAST Portfolio
American Funds® Growth-Income SAST Portfolio
American Funds® Asset Allocation SAST Portfolio
SunAmerica Dynamic Allocation Portfolio
SunAmerica Dynamic Strategy Portfolio
VCPSM Managed Asset Allocation SAST Portfolio
VCP Total Return BalancedSM Portfolio
VCPSM Value Portfolio

APPENDIX B

Aggressive Growth Portfolio
American Funds® Growth SAST Portfolio
American Funds® Global Growth SAST Portfolio
American Funds® Growth-Income SAST Portfolio
American Funds® Asset Allocation SAST Portfolio
Balanced Portfolio
Blue Chip Growth Portfolio
Capital Growth Portfolio
Cash Management Portfolio
Corporate Bond Portfolio
Davis Venture Value Portfolio
“Dogs” of Wall Street Portfolio
Emerging Markets Portfolio
Equity Index Portfolio
Equity Opportunities Portfolio
Foreign Value Portfolio
Fundamental Growth Portfolio
Global Bond Portfolio
Global Equities Portfolio
Growth-Income Portfolio
Growth Opportunities Portfolio
High-Yield Bond Portfolio
International Diversified Equities Portfolio
International Growth and Income Portfolio
Mid-Cap Growth Portfolio
Real Estate Portfolio
SA AB Growth Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA Marsico Focused Growth Portfolio
SA MFS® Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio
Small & Mid Cap Value Portfolio
Small Company Value Portfolio
SunAmerica Dynamic Allocation Portfolio
SunAmerica Dynamic Strategy Portfolio
Technology Portfolio
Telecom Utility Portfolio
VCPSM Managed Asset Allocation SAST Portfolio
VCP Total Return BalancedSM Portfolio
VCPSM Value Portfolio

APPENDIX C

Aggressive Growth Portfolio
Balanced Portfolio
Blue Chip Growth Portfolio
Capital Growth Portfolio
Cash Management Portfolio
Corporate Bond Portfolio
Davis Venture Value Portfolio
“Dogs” of Wall Street Portfolio
Emerging Markets Portfolio
Equity Index Portfolio
Equity Opportunities Portfolio
Foreign Value Portfolio
Fundamental Growth Portfolio
Global Bond Portfolio
Global Equities Portfolio
Growth-Income Portfolio
Growth Opportunities Portfolio
High-Yield Bond Portfolio
International Diversified Equities Portfolio
International Growth and Income Portfolio
Mid-Cap Growth Portfolio
Real Estate Portfolio
SA AB Growth Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA Marsico Focused Growth Portfolio
SA MFS® Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio
Small & Mid Cap Value Portfolio
Small Company Value Portfolio
Technology Portfolio
Telecom Utility Portfolio